Employee benefits - Analysis of net period cost (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Current service cost	$ 8,214	$ 4,977	$ 3,657
Interest cost on benefit obligation	1,872	1,424	1,000
Net period cost	$ 10,086	$ 6,401	$ 4,657